UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21596

MUNDOVAL FUNDS

(Exact name of registrant as specified in charter)

1150 Silverado Street, Suite 223, La Jolla, CA 92037

(Address of principal executive offices)          (Zip code)

Arthur Q. Johnson

Mundoval Funds

1150 Silverado Street, Suite 223, La Jolla, CA 92037

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 454-4837

Date of fiscal year end: August 31

Date of reporting period: July 1, 2004 – June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: MUNDOVAL FUND
Custodian Name: U.S. BANK

CARDINAL HEALTH, INC.

Ticker:	CAH	Meeting Date:	12/8/2004
CUSIP	14149Y108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO AMEND THE COMPANY'S PERFORMANCE-BASED				FOR	FOR	WITH	ISSUER
INCENTIVE COMPENATION PLAN AND APPROVE THE MATERIAL TERMS OF
THE PERFORMANCE GOALS UNDER SUCH PLAN, AS AMENDED.

3. PROPOSAL ON ANNUAL ELECTION OF DIRECTORS, IF PRESENTED				AGAINST	AGAINST	WITH	SHAREHOLDER
PROPOERLY.

TAIWAN SEMICONDUCTOR MFG. CO, LTD.

Ticker:	TSM	Meeting Date:	12/21/2004
CUSIP	874039100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVAL OF THE REVISIONS OF THE THE COMPANY'S ARTICLES				FOR	FOR	WITH	ISSUER
OF INCORPORATION, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING.

PFIZER INC.

Ticker:	PFE	Meeting Date:	4/28/2005
CUSIP	717081103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM FOR 2005.

3. PROPOSAL RELATING TO TERM LIMITS FOR DIRECTORS.				AGAINST	AGAINST	WITH	SHAREHOLDER

4. PROPOSAL REQUESTING A REPORT ON INCREASING ACCESS TO PFIZER				AGAINST	AGAINST	WITH	SHAREHOLDER
PRODUCTS.

5. PROPOSAL RELATING TO POLITICAL CONTRIBUTIONS.				AGAINST	AGAINST	WITH	SHAREHOLDER

6. PROPOSAL RELATING TO PRODUCT AVAILABILITY IN CANADA.				AGAINST	AGAINST	WITH	SHAREHOLDER

7. PROPOSAL RELATING TO THE SEPARATION OF THE ROLES OF CHAIR AND				AGAINST	AGAINST	WITH	SHAREHOLDER
CEO AND ACCESS TO PHARMACEUTICAL PRODUCTS.

COLGATE-PALMOLIVE COMPANY

Ticker:	CL	Meeting Date:	5/4/2005
CUSIP	194162103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFY SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPEN-				FOR	FOR	WITH	ISSUER
DENT REGISTERED PUBLIC ACCOUNTING FIRM.

3. APPROVAL OF THE COMPANY'S 2005 EMPLOYEE STOCK OPTION PLAN.				FOR	AGAINST	AGAINST	ISSUER

4. APPROVAL OF THE COMPANY'S 2005 NON-EMPLOYEE DIRECTOR STOCK				FOR	AGAINST	AGAINST	ISSUER
OPTION PLAN.

5. PROPOSAL ON EXECUTIVE COMPENSATION				AGAINST	AGAINST	WITH	SHAREHOLDER

LABORATORY CORP. OF AMERICA HOLDINGS

Ticker:	LH	Meeting Date:	5/18/2005
CUSIP	50540R409

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS				FOR	FOR	WITH	ISSUER
LLP AS LABORATORY CORPORATION OF AMERICA HOLDINGS' INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM FOR 2005.

JONES APPAREL GROUP, INC.

Ticker:	JNY	Meeting Date:	5/18/2005
CUSIP	480074103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF BDO SEIDMAN, LLP AS THE INDEPENDENT AUDITORS				FOR	FOR	WITH	ISSUER
OF THE CORPORATION FOR 2005.

3. APPROVAL OF AN AMENDMENT TO THE 1999 STOCK INCENTIVE PLAN.				FOR	AGAIST	WITH	ISSUER

FIRST DATA CORPORATION

Ticker:	FDC	Meeting Date:	5/11/2005
CUSIP	319963104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVAL OF AN INCREASE IN THE NUMBER OF SHARES ISSUABLE				FOR	FOR	WITH	ISSUER
UNDER THE COMPANY'S EMPLOYEE STOCK PURCHASE PLAN BY 6,000,000
SHARES OF THE COMPANY'S COMMON STOCK.

3. APPROVAL OF AMENDMENTS TO THE COMPANY'S SENIOR EXECUTIVE				FOR	FOR	WITH	ISSUER
INCENTIVE PLAN.

4. RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS INDEPEN-				FOR	FOR	WITH	ISSUER
DENT AUDITORS OF THE COMPANY FOR 2005.

5. PROPOSAL ON JOB LOSS AND DISLOCATION IMPACT STATEMENT.				AGAINST	AGAINST	WITH	SHAREHOLDER

6. PROPOSAL ON DIRECTOR LIABILITY.				AGAINST	AGAINST	WITH	SHAREHOLDER

CNOOC LIMITED

Ticker:	CEO	Meeting Date:	5/25/2005
CUSIP	126132109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
A1. TO RECEIVE AND CONSIDER THE AUDITED ACCOUNTS FOR THE YEAR				FOR	FOR	WITH	ISSUER
ENDED DECEMBER 31, 2004 TOGETHER WITH THE REPORTS OF THE DIRECT-
ORS AND THE AUDITORS THEREON.

A2. TO DECLARE A FINAL DIVIDEND FOR THE YEAR ENDED DECEMBER 31,				FOR	FOR	WITH	ISSUER
2004

A31. TO RE-ELECT MR. LUO HAN AS EXECUTIVE DIRECTOR.				FOR	FOR	WITH	ISSUER

A32. TO RE-ELECT MR. CHIU SUNG HONG AS INDEPENDENT NON-EXECUTIVE				FOR	FOR	WITH	ISSUER
DIRECTOR.

A4. TO RE-APPOINT THE COMPANY'S AUDITORS AND TO AUTHORIZE THE				FOR	FOR	WITH	ISSUER
DIRECTORS TO FIX THEIR REMUNERATION.

B1. TO GRANT A GENERAL MANDATE TO THE DIRECTORS TO REPURCHASE				FOR	FOR	WITH	ISSUER
SHARES IN THE COMPANY NOT EXCEEDING 10% OF THE AGGREGATE
NOMINAL AMOUNT OF THE EXISTING ISSUED SHRE CAPITAL.

B2. TO GRANT A GENERAL MANDATE TO THE DIRECTORS TO ISSUE, ALLOT				FOR	AGAINST	AGAINST	ISSUER
AND DEAL WITH ADDITIONAL SHARES IN THE COMPANY NOT EXCEEDING
20% OF THE EXISTING ISSUED SHARE CAPITAL.

B3. TO EXTEND THE GENERAL MANDATE GRANTED TO THE DIRECTORS TO				FOR	AGAINST	AGAINST	ISSUER
ISSUE, ALLOT AND DEAL WITH SHARES BY THE NUMBER OF SHARES
REPURCHASED.

CEMEX, S.A. DE C.V.

Ticker:	CX	Meeting Date:	4/28/2005
CUSIP	151290889

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
A1. PRESENTATION, DISCUSSION AND , IF APPLICABLE, APPROVAL OF THE				FOR	FOR	WITH	ISSUER
FINAICAL STATEMENTS FOR THE FISCAL YEAR ENDED DECEMBER 31, 2004,
AS REQUIRED BY THE MEXICAN CORPORATION LAW AND THE SECURITIES
MARKET LAW, AFTER PRESENTATION OF THE REPORTS.

A2. PROPOSAL FOR THE ALLOCATION OF PROFITS AND THE MAXIMUM				FOR	FOR	WITH	ISSUER
AMOUNT OF FUNDS TO BE USED FOR THE PURCHASE OF COMPANY
SHARES.

A3. PROPOSAL TO INCREASE THE CAPITAL STOCK OF THE COMPANY IN				FOR	AGAINST	AGAINST	ISSUER
ITS VARIABLE PORTION THROUGH CAPITALIZATION CHARGED AGAINST
RETAINED EARNINGS , SUBMITTED FOR CONSIDERATION OF THE
SHAREHOLDERS AT THE MEETING.

A4. APPOINTMENT OF DIRECTORS AND STATUTORY AUDITORS.				FOR	FOR	WITH	SHAREHOLDER

A5. COMPENSATION OF DIRECTORS AND STATUTORY AUDITORS.				FOR	FOR	WITH	SHAREHOLDER

A6. APPOINTMENT OF DELEGATES TO FORMALIZE THE RESOLUTIONS				FOR	FOR	WITH	SHAREHOLDER
ADOPTED AT THE MEETING.

S1. PROPOSAL TO SPLIT EACH OF THE COMPANY'S SERIES "A" AND				FOR	FOR	WITH	ISSUER
SERIES "B" SHARES CURRENTLY OUTSTANDING INTO TWO NEW SHARES
OF THE SAME SERIES AND TYPE OF CAPITAL, FIXED OR VARIABLE, AND
TO AMEND ARTICALE 6 OF THE COMPANY'S BY-LAWS OR ESTATUTOS
SOCIALES.

S2. APPOINTMENT OF DELEGATES TO FORMALIZE THE RESOLUTIONS				FOR	FOR	WITH	ISSUER
ADOPTED AT THE MEETING

UNILEVER PLC

Ticker:	UL	Meeting Date:	5/11/2005
CUSIP	904767704

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO RECEIVE THE REPORT AND ACCOUNTS FOR THE YEAR ENDED				FOR	FOR	WITH	ISSUER
DECEMBER 31, 2004.

2. TO APPROVE THE DIRECTORS' REMUNERATION REPORT FOR THE YEAR				FOR	FOR	WITH	ISSUER
ENDED DECEMBER 31, 2004.

3. TO DECLARE A DIVIDEND OF 12.82 PENCE ON THE ORDINARY SHARES.				FOR	FOR	WITH	ISSUER

4. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

17. TO RE-APPOINT PRICEWATERHOUSECOOPERS LLP AS AUDITORS OF				FOR	FOR	WITH	ISSUER
THE COMPANY.

18. TO AUTHORIZE THE DIRECTORS TO FIX THE AUDITORS' REMUNERATION.				FOR	FOR	WITH	ISSUER

19. TO RENEW THE AUTHORITY TO DIRECTORS TO ISSUE SHARES.				FOR	FOR	WITH	ISSUER

20. TO RENEW THE AUTHORITY TO DIRECTORS TO DISAPPLY PRE-EMPTION				FOR	FOR	WITH	ISSUER
RIGHTS.

21. TO RENEW THE AUTHORITY TO THE COMPANY TO PURCHASE ITS OWN				FOR	FOR	WITH	ISSUER
SHARES.

22. TO CHANGE THE ARTICLES IN RELATION TO THE APPOINTMENT OF A				FOR	FOR	WITH	ISSUER
GROUP CHIEF EXECUTIVE.

23.TO CHANGE THE ARTICLES IN RELATION TO DIRECTORS' INDEMNIFICATION.				FOR	FOR	WITH	ISSUER

24. TO APPROVE THE UNILEVER GLOBAL PERFORMANCE SHARE PLAN 2005.				FOR	FOR	WITH	ISSUER

25. TO APPROVE THE UNILEVER PLC 2005 SHARESAVE PLAN.				FOR	FOR	WITH	ISSUER

CHINA MOBILE LIMITED

Ticker:	CHL	Meeting Date:	5/12/2005
CUSIP	16941M109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO RECEIVE AND CONSIDER THE FINANCIAL STATEMENTS AND THE					FOR		ISSUER
REPORTS OF THE DIRECTORS AND OF THE AUDITORS.

2. TO DECLARE A FINAL DIVIDEND FOR THE YEAR ENDED 31 DECEMBER					FOR		ISSUER
2004

3A. TO RE-ELECT WANG JIANZHOU AS A DIRECTOR.					FOR		ISSUER

3B. TO RE-ELECT ZHANG CHENSHUANG AS A DIRECTOR.					FOR		ISSUER

3C. TO RE-ELECT LI MOFANG AS A DIRECTOR.					FOR		ISSUER

3D. TO RE-ELECT JULIAN MICHAEL HORN-SMITH AS A DIRECTOR.					FOR		ISSUER

3E. TO RE-ELECT LI YUE AS A DIRECTOR.					FOR		ISSUER

3F. TO RE-ELECT HE NING AS A DIRECTOR.					FOR		ISSUER

3G. TO RE-ELECT FRANK WONG KWONG SHING AS A DIRECTOR.					FOR		ISSUER

4. TO RE-APPOINT MESSRS KPMG AS AUDITORS AND TO AUTHORISE					FOR		ISSUER
THE DIRECTORS TO FIX THEIR REMUNERATION.

5. TO REPURCHASE SHARES IN THE COMPANY NOT EXCEEDING 10% OF THE					FOR		ISSUER
AGGREGATE NOMINAL AMOUNT OF THE EXISTING ISSUED SHARE CAPITAL.

6. TO ISSUE, ALLOT AND DEAL WITH ADDITIONAL SHARES IN THE COMPANY					AGAINST		ISSUER
NOT EXCEEDING 20% OF THE EXISTING ISSUED SHRE CAPITAL.

7. TO EXTEND THE GENERAL MANDATE GRANTED TO THE DIRECTORS TO					FOR		ISSUER
ISSUE, ALLOT AND DEAL WITH ADDITIONAL SHARES IN THE COMPANY
NOT EXCEEDING 20% OF THE EXISTING ISSUED SHARE CAPITAL.

TAIWAN SEMICONDUCTOR MFG. CO. LTD.

Ticker:	TSM	Meeting Date:	5/10/2005
CUSIP	874039100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO ACCEPT 2004 BUSINESS REPORT AND FINANCIAL STATEMENTS.				FOR	FOR	WITH	ISSUER

2. TO APPROVE THE PROPOSAL FOR DISTRIBUTION OF 2004 PROFITS.				FOR	FOR	WITH	ISSUER

3. TO APPROVE THE CAPITALIZATION OF 2004 STOCK DIVIDENDS AND				FOR	FOR	WITH	ISSUER
EMPLOYEE PROFIT SHARING (IN STOCK).

4. TO APPROVE REVISIONS TO THE ARTICLES OF INCORPORATION.				FOR	FOR	WITH	ISSUER

MARSH & MCLENNAN COMPANIES, INC.

Ticker:	MMC	Meeting Date:	5/19/2015
CUSIP	571748102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED PUBLIC				FOR	FOR	WITH	ISSUER
ACCOUNTING FIRM.

3. PROPOSAL TO APPROVE THE AMENDMENT OF MMC'S EQUITY COMPEN-				FOR	FOR	WITH	ISSUER
SATION PLANS TO PERMIT AN EXCHANGE OF CERTAIN OPTIONS.

4. CEO COMPENSATION.				AGAINST	AGAINST	WITH	ISSUER

5. STOCK OPTION POLICY.				AGAINST	AGAINST	WITH	ISSUER

6. DIRECTOR ELECTION VOTING STANDARD				AGAINST	AGAINST	WITH	ISSUER

NEWS CORPORATION

Ticker:	NWS-A-WI	Meeting Date:	6/30/2005
CUSIP	65248E203

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. PROPOSED ADOPTION OF THE 2005 LONG-TERM INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

THE PROCTOR & GAMBLE COMPANY

Ticker:	PG	Meeting Date:	7/12/2005
CUSIP	742718109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. PROPOSAL TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED				FOR	FOR	WITH	ISSUER
AS OF JANUARY 27, 2005, AMONG THE PROCTER & GAMBLE COMPANY,
AQUARIUM ACQUISITION CORP., A WHOLLY-OWNED SUBSIDIARY OF
PROCTOR & GAMBLE, AND THE GILLETTE COMPANY, AND APPROVE THE
ISSUANCE OF PROCTOR & GABLE COMMON STOCK IN THE MERGER.

2. A PROPOSAL TO ADJOURN THE SPECIAL MEETING TO A LATER DATE OR				FOR	FOR	WITH	ISSUER
DATES, IF NECESSARY, TO PERMIT FURTHER SOLICITATION OF PROXIES IF
THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING
TO ADOPT THE MERGER AGREEMENT AND APPROVE THE ISSUANCE OF
PROCTOR & GAMBLE COMMON STOCK IN THE MERGER.

HUANENG POWER INTERNATIONAL, INC.

Ticker:	HNP	Meeting Date:	5/11/2005
CUSIP	443304100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO CONSIDER AND APPROVE THE WORKING REPORT FROM THE BOARD					FOR		ISSUER
OF DIRECTORS OF THE COMPANY FOR YEAR 2004.

2. TO CONSIDER AND APPROVE THE WORKING REPORT FROM THE SUPER-					FOR		ISSUER
VISORY COMMITTEE OF THE COMPANY FOR 2004.

3. TO CONSIDER AND APPROVE THE AUDITED FINANCIAL STATEMENTS OF					FOR		ISSUER
THE COMPANY FOR YEAR 2004.

4. TO CONSIDER AND APPROVE THE PROFIT DISTRIBUTION PLAN OF THE					FOR		ISSUER
COMPANY FOR YEAR 2004.

5. RE-APPOINTMENT OF PRICEWATERHOUSECOOPERS ZHONG TIAN CPAS					FOR		ISSUER
CO. LTD AS THE PRC AUDITORS AND PRICEWATERHOUSECOOPERS AS
THE COMPANY'S INTERNATIONAL AUDITORS FOR 2005 WITH A TOTAL
REMUNERATION OF US $2.01 MILLION.

6. ELECTIONOF DIRECTORS.					FOR		ISSUER

7A. APPOINTMENT OF MR. YE DAJI AS THE COMPANY’S SUPERVISOR.					FOR		ISSUER

7B. APPOINTMENT OF MR. SHEN WEIBING AS THE COMPANY'S SUPERVISOR.					FOR		ISSUER

7C. APPOINTMENT OF MR. SHEN ZONGMIN AS THE COMPANY'S SUPERVISOR.					FOR		ISSUER

7D. APPOINTMENT OF MS. YU YING AS THE COMPANY'S SUPERVISOR.					FOR		ISSUER

S8. TO CONSIDER AND APPROVE THE PROPOSED AMENDMENTS TO THE					FOR		ISSUER
ARTICLES OF ASSOCIATION.

S9. TO CONSIDER AND APPROVE THAT AN APPROVAL TO BE GIVEN TO					FOR		ISSUER
THE COMPANY TO ISSUE A SHORT-TERM DEBENTURE.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDOVAL FUND

By: /s/ Arthur Q. Johnson, President

                (Signature, Title)

Date:       8/24/05